SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At a point in time	$ 25,456,775	$ 55,339,277	$ 47,684,127
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time	25,456,775	55,339,277	47,684,127
CHINA
IfrsStatementLineItems [Line Items]
At a point in time	15,491,537	37,860,768	32,366,974
Europe [Member]
IfrsStatementLineItems [Line Items]
At a point in time	8,094,986	15,278,355	12,788,272
South America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	1,364,773	1,531,560	2,306,726
North America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	110,057	37,107	171,354
South East Asia [Member]
IfrsStatementLineItems [Line Items]
At a point in time	$ 395,422	$ 631,487	$ 50,801